UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7994

Western Asset Global Partners Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY			10004
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	August 31,

Date of reporting period:	February 28, 2007

ITEM 1.                  REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Global
Partners Income Fund Inc.

SEMI-ANNUAL
REPORT

FEBRUARY 28, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Western Asset Global Partners
Income Fund Inc.

Semi-Annual Report • February 28, 2007

What’s Inside	Letter from the Chairman	I

	Fund at a Glance	1

	Schedule of Investments	2

	Statement of Assets and Liabilities	20

	Statement of Operations	21

Fund Objective The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield U.S. and non-U.S. corporate debt securities and high-yield foreign sovereign debt. As a secondary objective, the Fund seeks capital appreciation.	Statements of Changes in Net Assets	22

	Statement of Cash Flows	23

	Financial Highlights	24

	Notes to Financial Statements	25

	Additional Shareholder Information	32

	Dividend Reinvestment and Cash Purchase Plan	33

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer	Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)[i] increased a sharp 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, GDP growth was 2.5%.

After increasing the federal funds rateii to 5.25% in June — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings and again in March 2007 after the reporting period ended. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006 — with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively — rates fell sharply as the Fed paused from its tightening cycle. Yields then moved higher during much of the reporting period on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. However, yields then fell sharply at the end of February as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the six months ended February 28, 2007, two-year Treasury yields moved from 4.79% to 4.65%. Over the same period, 10-year Treasury yields fell from 4.74% to 4.56%. Looking at the six-month period as a

Western Asset Global Partners Income Fund Inc.         I

whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv returned 3.66%.

Strong demand from investors seeking incremental returns, solid corporate profits and low default rates helped high yield bonds generate solid returns during the reporting period. During the six-month period ended February 28, 2007, the Citigroup High Yield Market Index[v] returned 8.29%.

Despite some periods of weakness, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 5.88%. An expanding global economy, solid domestic spending and a pause in U.S. interest rate hikes supported many emerging market countries.

Performance Review

For the six months ended February 28, 2007, the Western Asset Global Partners Income Fund Inc. returned 8.13% based on its net asset value (“NAV”)vii and 12.09% based on its New York Stock Exchange (“NYSE”) market price per share. In comparison, the Fund’s unmanaged benchmarks, the Citigroup High Yield Market Index and the EMBI Global, returned 8.29% and 5.88%, respectively, for the same time frame. The Lipper Emerging Markets Debt Closed-End Funds Category Averageviii increased 6.47%. Please note that Lipper performance returns are based on each fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.47 per share. The performance table shows the Fund’s six-month total return based on its NAV and market price as of February 28, 2007. Past performance is no guarantee of future results.

Performance Snapshot as of February 28, 2007 (unaudited)

Price Per Share	Six-Month Total Return
$13.49 (NAV)	8.13%
$12.70 (Market Price)	12.09%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares.

II             Western Asset Global Partners Income Fund Inc.

Special Shareholder Notice

Prior to October 9, 2006, the Fund was known as Salomon Brothers Global Partners Income Fund Inc.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry (not directly affecting closed-end investment companies, such as this Fund) have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the open-end funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is notin a position to predict the outcome of these requests and investigations, or whether these may affect the Fund.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “GDF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol “XGDFX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.leggmason.com/InvestorServices.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Western Asset Global Partners Income Fund Inc.         III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 29, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may invest in high-yield and foreign securities, including emerging markets, which involve risks beyond those inherent solely in higher-rated and domestic investments. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the Fund’s performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii

NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended February 28, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 13 funds in the Fund’s Lipper category.

IV            Western Asset Global Partners Income Fund Inc.

Fund at a Glance (unaudited)

Investment Breakdown

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           1

Schedule of Investments (February 28, 2007) (unaudited)

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Face Amount	Security†	Value
CORPORATE BONDS & NOTES — 56.4%
Aerospace & Defense — 0.7%
$275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$275,688
	DRS Technologies Inc., Senior Subordinated Notes:
675,000	6.875% due 11/1/13	680,062
65,000	6.625% due 2/1/16	65,488
750,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	781,875
	Total Aerospace & Defense	1,803,113
Airlines — 0.7%
	Continental Airlines Inc.:
80,000	Notes, 8.750% due 12/1/11	80,800
	Pass-Through Certificates:
46,540	Series 1998-1, Class C, 6.541% due 9/15/08	46,337
222,723	Series 2000-2, Class C, 8.312% due 4/2/11	227,873
	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1:
202,764	6.619% due 3/18/11 (a)	204,412
891,000	7.111% due 9/18/11 (a)	917,734
310,000	7.711% due 9/18/11 (a)	314,069
	Total Airlines	1,791,225
Auto Components — 0.8%
120,000	American Axle & Manufacturing Inc., 7.875% due 3/1/17	120,600
480,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	480,000
	TRW Automotive Inc.:
174,000	Senior Notes, 9.375% due 2/15/13	187,702
59,000	Senior Subordinated Notes, 11.000% due 2/15/13	64,974
	Visteon Corp., Senior Notes:
705,000	8.250% due 8/1/10	719,100
515,000	7.000% due 3/10/14	450,625
	Total Auto Components	2,023,001
Automobiles — 1.9%
	Ford Motor Co.:
	Debentures:
315,000	8.875% due 1/15/22	286,650
595,000	8.900% due 1/15/32	532,525
3,380,000	Notes, 7.450% due 7/16/31	2,729,350
	General Motors Corp.:
375,000	Notes, 7.200% due 1/15/11	366,562
	Senior Debentures:
200,000	8.250% due 7/15/23	187,000
1,040,000	8.375% due 7/15/33	969,800
	Total Automobiles	5,071,887

See Notes to Financial Statements.

2              Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Beverages — 0.2%
$515,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	$536,888
Building Products — 0.8%
	Associated Materials Inc.:
410,000	Senior Discount Notes, step bond to yield 14.233% due 3/1/14	307,500
360,000	Senior Subordinated Notes, 9.750% due 4/15/12	378,000
400,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	409,000
1,195,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.545% due 3/1/14	944,050
	Total Building Products	2,038,550
Capital Markets — 0.4%
423,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	472,174
	E*TRADE Financial Corp., Senior Notes:
470,000	7.375% due 9/15/13	491,150
200,000	7.875% due 12/1/15	215,500
	Total Capital Markets	1,178,824
Chemicals — 1.7%
370,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	360,750
500,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	531,250
760,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	752,400
345,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (b)	358,800
	Lyondell Chemical Co.:
	Senior Notes:
205,000	8.000% due 9/15/14	216,787
165,000	8.250% due 9/15/16	178,200
	Senior Secured Notes:
305,000	11.125% due 7/15/12	327,875
20,000	10.500% due 6/1/13	22,000
450,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	500,625
1,130,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	1,135,650
185,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	182,225
	Total Chemicals	4,566,562
Commercial Banks — 1.5%
1,150,000	ATF Capital BV, 9.250% due 2/21/14 (b)	1,147,125
300,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	305,804
186,000	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (b)(c)	189,501
1,620,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (b)(d)	1,698,975
530,000	TuranAlem Finance BV, 8.250% due 1/22/37 (b)	538,612
	Total Commercial Banks	3,880,017
Commercial Services & Supplies — 1.2%
105,000	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (b)	111,300
275,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	286,000

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           3

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Commercial Services & Supplies — 1.2% (continued)
	Allied Waste North America Inc.:
$75,000	6.875% due 6/1/17	$74,813
175,000	Senior Notes, Series B, 7.250% due 3/15/15	179,375
	Aramark Corp., Senior Notes:
390,000	8.500% due 2/1/15 (b)	407,063
90,000	8.860% due 2/1/15 (b)(c)	93,375
649,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	697,675
675,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	727,312
460,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (b)	492,200
2,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (a)(e)	2,000
	Total Commercial Services & Supplies	3,071,113
Communications Equipment — 0.3%
880,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	805,200
Consumer Finance — 2.1%
	Ford Motor Credit Co.:
	Notes:
100,000	7.875% due 6/15/10	101,795
295,000	7.000% due 10/1/13	283,356
	Senior Notes:
862,000	10.610% due 6/15/11 (b)(c)	946,582
90,000	9.875% due 8/10/11	97,194
170,000	8.110% due 1/13/12 (c)	171,122
360,000	8.000% due 12/15/16	355,975
	General Motors Acceptance Corp.:
2,185,000	Bonds, 8.000% due 11/1/31	2,416,156
1,300,000	Notes, 6.875% due 8/28/12	1,311,385
	Total Consumer Finance	5,683,565
Containers & Packaging — 0.9%
720,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	745,200
625,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	669,531
	Owens-Brockway Glass Container Inc., Senior Notes:
75,000	8.250% due 5/15/13	78,938
525,000	6.750% due 12/1/14	522,375
175,000	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	180,250
260,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	272,350
325,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)	3,250
	Total Containers & Packaging	2,471,894
Diversified Consumer Services — 0.4%
	Education Management LLC/Education Management Corp.:
275,000	8.750% due 6/1/14	290,813
405,000	10.250% due 6/1/16	441,450

See Notes to Financial Statements.

4              Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Diversified Consumer Services — 0.4% (continued)
	Service Corp. International:
$90,000	Debentures, 7.875% due 2/1/13	$93,150
180,000	Senior Notes, 7.625% due 10/1/18	192,150
	Total Diversified Consumer Services	1,017,563
Diversified Financial Services — 2.0%
180,000	Ameripath Intermediate Holdings Inc., Senior Unsecured Notes, 10.650% due 2/15/14 (b)(c)	180,900
535,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	567,100
335,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	336,675
225,000	CitiSteel USA Inc., Senior Secured Notes, 12.949% due 9/1/10 (c)	233,438
130,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)	138,775
440,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	454,300
295,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	290,575
265,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (b)	274,347
120,000	PNA Intermediate Holding Corp., Senior Notes, 12.360% due 2/15/13 (b)(c)	121,200
100,000	Seitel Acquisition Corp., Senior Notes, 9.750% due 2/15/14 (b)	102,000
150,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	152,250
760,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	805,600
166,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	175,545
270,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	297,000
600,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.044% due 10/1/15	493,500
755,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	779,537
	Total Diversified Financial Services	5,402,742
Diversified Telecommunication Services — 4.2%
	Axtel SA de CV:
70,000	11.000% due 12/15/13	78,400
730,000	Senior Notes, 7.625% due 2/1/17 (b)	733,650
690,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	690,862
110,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	100,925
	Citizens Communications Co., Senior Notes:
245,000	7.875% due 1/15/27 (b)	256,638
365,000	9.000% due 8/15/31	406,062
	Hawaiian Telcom Communications Inc.:
95,000	Senior Notes, Series B, 10.889% due 5/1/13 (c)	97,850
750,000	Senior Subordinated Notes, Series B, 12.500% due 5/1/15	845,625
375,000	Inmarsat Finance PLC, 7.625% due 6/30/12	390,937
	Intelsat Bermuda Ltd., Senior Notes:
160,000	8.872% due 1/15/15 (b)(c)	164,600
485,000	9.250% due 6/15/16 (b)	538,350
995,000	11.250% due 6/15/16 (b)	1,131,812

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           5

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Diversified Telecommunication Services — 4.2% (continued)
	Level 3 Financing Inc., Senior Notes:
$180,000	11.800% due 3/15/11 (c)	$194,850
90,000	9.250% due 11/1/14 (b)	92,813
380,000	9.150% due 2/15/15 (b)(c)	384,750
150,000	8.750% due 2/15/17 (b)	151,313
415,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (b)	449,237
	NTL Cable PLC, Senior Notes:
20,000	8.750% due 4/15/14	20,950
640,000	9.125% due 8/15/16	683,200
195,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	211,575
	Qwest Communications International Inc., Senior Notes:
60,000	7.500% due 2/15/14	62,475
285,000	Series B, 7.500% due 2/15/14	296,756
	Qwest Corp.:
285,000	Debentures, 6.875% due 9/15/33	277,519
995,000	Notes, 8.875% due 3/15/12	1,104,450
845,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	794,300
75,000	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	86,813
795,000	Windstream Corp., 8.625% due 8/1/16	874,500
	Total Diversified Telecommunication Services	11,121,212
Electric Utilities — 0.9%
	Enersis SA, Notes:
1,247,000	7.375% due 1/15/14	1,366,193
472,000	7.400% due 12/1/16	526,713
192,004	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	210,124
360,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	419,400
	Total Electric Utilities	2,522,430
Electronic Equipment & Instruments — 0.2%
	NXP BV/NXP Funding LLC:
110,000	Senior Notes, 9.500% due 10/15/15 (b)	114,125
350,000	Senior Secured Bond, 7.875% due 10/15/14 (b)	363,125
	Total Electronic Equipment & Instruments	477,250
Energy Equipment & Services — 0.6%
445,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	457,238
507,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	517,140
230,000	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (b)(c)	238,050
170,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	174,250
175,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	180,250
70,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	85,320
	Total Energy Equipment & Services	1,652,248
Food & Staples Retailing — 0.2%
365,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	440,281

See Notes to Financial Statements.

6              Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Food Products — 0.3%
$800,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	$780,000
Gas Utilities — 0.3%
815,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	806,850
Health Care Providers & Services — 2.9%
600,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	651,000
855,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	867,825
	HCA Inc.:
	Debentures:
400,000	7.500% due 12/15/23	350,784
365,000	7.500% due 11/15/95	301,283
	Notes:
875,000	6.375% due 1/15/15	756,875
35,000	7.690% due 6/15/25	31,404
	Senior Notes:
4,000	6.250% due 2/15/13	3,635
125,000	6.500% due 2/15/16	107,813
	Senior Secured Notes:
475,000	9.250% due 11/15/16 (b)	510,031
435,000	9.625% due 11/15/16 (b)(f)	470,888
975,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,016,437
	Tenet Healthcare Corp., Senior Notes:
754,000	7.375% due 2/1/13	708,760
905,000	9.875% due 7/1/14	925,363
190,000	6.875% due 11/15/31	153,425
725,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	758,531
	Total Health Care Providers & Services	7,614,054
Hotels, Restaurants & Leisure — 3.9%
400,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	400,000
340,000	Buffets Inc., 12.500% due 11/1/14	358,700
425,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	445,719
125,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	129,688
315,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	320,512
675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	722,250
215,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	239,725
475,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	465,500
770,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	843,150
700,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	687,750
550,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	533,500
	MGM MIRAGE Inc., Senior Notes:
210,000	6.750% due 9/1/12	210,525
120,000	6.625% due 7/15/15	115,950
850,000	7.625% due 1/15/17	864,875

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           7

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Hotels, Restaurants & Leisure — 3.9% (continued)
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
$375,000	7.125% due 8/15/14	$383,437
375,000	6.875% due 2/15/15	378,750
700,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	677,250
675,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	698,625
610,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	671,000
60,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	64,350
125,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (b)	130,938
	Snoqualmie Entertainment Authority:
120,000	Notes, 9.125% due 2/1/15 (b)	124,500
125,000	Senior Notes, 9.150% due 2/1/14 (b)(c)	127,500
	Station Casinos Inc.:
185,000	Senior Notes, 7.750% due 8/15/16	191,013
	Senior Subordinated Notes:
475,000	6.500% due 2/1/14	442,937
100,000	6.625% due 3/15/18	91,125
135,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% due 12/1/14	134,325
	Total Hotels, Restaurants & Leisure	10,453,594
Household Durables — 1.3%
55,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	57,131
	Beazer Homes USA Inc., Senior Notes:
50,000	6.875% due 7/15/15	48,250
295,000	8.125% due 6/15/16	306,063
1,250,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(e)(g)	0
445,000	Jarden Corp., 7.500% due 5/1/17	453,344
	K Hovnanian Enterprises Inc., Senior Notes:
465,000	7.500% due 5/15/16	468,487
420,000	8.625% due 1/15/17	445,200
485,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	504,400
695,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12	632,450
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	636,000
	Total Household Durables	3,551,325
Household Products — 0.3%
	Nutro Products Inc.:
125,000	Senior Notes, 9.400% due 10/15/13 (b)(c)	130,469
205,000	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	226,525
325,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	348,562
	Total Household Products	705,556

See Notes to Financial Statements.

8              Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Independent Power Producers & Energy Traders — 2.7%
$155,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	$154,813
	AES Corp.:
	Senior Notes:
400,000	8.750% due 6/15/08	415,000
175,000	9.500% due 6/1/09	186,813
300,000	9.375% due 9/15/10	327,000
140,000	8.875% due 2/15/11	151,200
380,000	7.750% due 3/1/14	399,950
130,000	Senior Secured Notes, 9.000% due 5/15/15 (b)	139,913
375,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.370% due 4/1/11 (a)(c)	395,625
480,000	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	477,600
	Edison Mission Energy, Senior Notes:
1,100,000	7.730% due 6/15/09	1,141,250
70,000	7.500% due 6/15/13	73,500
460,000	7.750% due 6/15/16	489,900
950,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	980,875
	NRG Energy Inc., Senior Notes:
275,000	7.250% due 2/1/14	281,187
1,355,000	7.375% due 2/1/16	1,385,487
135,000	7.375% due 1/15/17	137,700
	TXU Corp., Senior Notes:
120,000	Series Q, 6.500% due 11/15/24	109,355
30,000	Series R, 6.550% due 11/15/34	26,805
	Total Independent Power Producers & Energy Traders	7,273,973
Industrial Conglomerates — 0.1%
342,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	374,490
500,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (a)(e)(g)	0
	Total Industrial Conglomerates	374,490
Insurance — 0.3%
870,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	941,775
Internet & Catalog Retail — 0.3%
60,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	63,600
656,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	662,560
	Total Internet & Catalog Retail	726,160
IT Services — 0.5%
	SunGard Data Systems Inc.:
479,000	Senior Notes, 9.125% due 8/15/13	513,728
810,000	Senior Subordinated Notes, 10.250% due 8/15/15	884,925
	Total IT Services	1,398,653
Leisure Equipment & Products — 0.2%
480,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	468,000

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           9

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Machinery — 0.3%
$170,000	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14 (b)	$173,825
130,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	141,375
651,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 12.323% due 4/15/14	595,665
	Total Machinery	910,865
Media — 6.2%
	Affinion Group Inc.:
860,000	Senior Notes, 10.125% due 10/15/13	933,100
75,000	Senior Subordinated Notes, 11.500% due 10/15/15	81,750
920,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	1,049,950
670,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	658,275
804,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	840,180
	CCH II LLC/CCH II Capital Corp., Senior Notes:
680,000	10.250% due 9/15/10	719,100
441,000	10.250% due 10/1/13	480,690
200,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	199,000
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
	Senior Discount Notes:
45,000	9.920% due 4/1/11	45,113
210,000	11.750% due 5/15/11	208,950
20,000	Senior Notes, 10.250% due 1/15/10	20,000
300,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	315,750
635,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	655,637
	CSC Holdings Inc.:
920,000	Senior Debentures, Series B, 8.125% due 8/15/09	956,800
	Senior Notes:
375,000	6.750% due 4/15/12 (b)	373,125
50,000	Series B, 7.625% due 4/1/11	51,625
635,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	694,531
325,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	344,906
	EchoStar DBS Corp., Senior Notes:
250,000	7.000% due 10/1/13	258,125
350,000	6.625% due 10/1/14	354,375
960,000	7.125% due 2/1/16	997,200
300,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	259,875
130,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (b)(c)	136,500
675,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	668,250
470,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	506,425

See Notes to Financial Statements.

10            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Media — 6.2% (continued)
$455,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	$469,787
200,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	206,000
	R.H. Donnelley Corp.:
	Senior Discount Notes:
100,000	Series A-1, 6.875% due 1/15/13	98,000
200,000	Series A-2, 6.875% due 1/15/13	196,000
650,000	Senior Notes, Series A-3, 8.875% due 1/15/16	697,125
375,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	389,063
	Rainbow National Services LLC:
760,000	Senior Notes, 8.750% due 9/1/12 (b)	811,300
100,000	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	112,500
255,000	Readers Digest Association Inc., Senior Subordinated Notes, 9.000% due 2/15/17 (b)	255,000
	Rogers Cable Inc.:
260,000	Secured Notes, 5.500% due 3/15/14	255,450
200,000	Senior Secured Second Priority Notes, 6.250% due 6/15/13	207,500
465,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	481,275
125,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	123,438
	XM Satellite Radio Inc., Senior Notes:
150,000	9.860% due 5/1/13 (c)	148,875
325,000	9.750% due 5/1/14	329,875
	Total Media	16,590,420
Metals & Mining — 0.7%
50,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	56,125
195,000	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (b)(f)	192,075
910,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,014,650
235,000	Novelis Inc., 7.250% due 2/15/15	245,575
280,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (b)	295,400
	Total Metals & Mining	1,803,825
Multiline Retail — 0.4%
	Neiman Marcus Group Inc.:
260,000	Senior Notes, 9.000% due 10/15/15 (f)	287,300
645,000	Senior Subordinated Notes, 10.375% due 10/15/15	725,625
	Total Multiline Retail	1,012,925
Oil, Gas & Consumable Fuels — 6.5%
765,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	787,950
	Chesapeake Energy Corp., Senior Notes:
1,175,000	6.625% due 1/15/16	1,186,750
170,000	6.500% due 8/15/17	168,300
120,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	128,927
165,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	169,125

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           11

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Oil, Gas & Consumable Fuels — 6.5% (continued)
	El Paso Corp.:
	Medium-Term Notes:
$900,000	7.800% due 8/1/31	$986,625
875,000	7.750% due 1/15/32	958,125
825,000	Notes, 7.875% due 6/15/12	899,250
350,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	390,464
770,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	783,475
1,240,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)	1,242,480
450,000	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	470,250
375,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	397,500
635,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	645,319
260,000	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	255,450
70,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	75,425
75,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	76,125
255,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (b)	265,200
300,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	327,750
	Pemex Project Funding Master Trust:
715,000	6.125% due 8/15/08	721,077
500,000	Senior Notes, 5.970% due 12/3/12 (b)(c)	504,375
350,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	373,625
400,000	Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	407,000
450,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	443,250
820,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	836,400
30,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	29,925
535,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	535,000
200,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	211,000
725,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	719,562
	Williams Cos. Inc.:
	Notes:
1,400,000	7.875% due 9/1/21	1,540,000
260,000	8.750% due 3/15/32	299,000
300,000	Senior Notes, 7.625% due 7/15/19	327,000
	Total Oil, Gas & Consumable Fuels	17,161,704
Paper & Forest Products — 1.0%
735,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	765,319
	NewPage Corp.:
610,000	Senior Secured Notes, 11.610% due 5/1/12 (c)	667,950
460,000	Senior Subordinated Notes, 12.000% due 5/1/13	503,700
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	612,000
	Total Paper & Forest Products	2,548,969
Pharmaceuticals — 0.6%
720,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	766,800
775,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	744,000
	Total Pharmaceuticals	1,510,800

See Notes to Financial Statements.

12            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Real Estate Investment Trusts (REITs) — 0.5%
$20,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	$20,600
505,000	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	501,212
200,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	200,500
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
140,000	7.125% due 6/1/15	146,825
115,000	6.500% due 6/1/16	116,725
375,000	6.750% due 4/1/17	387,188
	Total Real Estate Investment Trusts (REITs)	1,373,050
Real Estate Management & Development — 0.1%
285,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	275,025
Road & Rail — 1.2%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
805,000	9.375% due 5/1/12	867,387
30,000	12.500% due 6/15/12	32,513
	Hertz Corp.:
735,000	8.875% due 1/1/14	795,637
1,170,000	10.500% due 1/1/16	1,339,650
40,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (b)	40,300
100,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	102,750
	Total Road & Rail	3,178,237
Semiconductors & Semiconductor Equipment — 0.2%
575,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (b)	585,781
Software — 0.3%
385,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	380,188
514,725	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (b)(c)(f)	526,306
	Total Software	906,494
Specialty Retail — 0.4%
	AutoNation Inc., Senior Notes:
185,000	7.360% due 4/15/13 (c)	188,700
95,000	7.000% due 4/15/14	96,781
365,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (c)	368,194
240,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	268,200
200,000	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (c)	197,000
	Total Specialty Retail	1,118,875
Textiles, Apparel & Luxury Goods — 0.6%
	Levi Strauss & Co., Senior Notes:
695,000	9.750% due 1/15/15	767,975
80,000	8.875% due 4/1/16	86,600
325,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	339,625
425,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	354,875
	Total Textiles, Apparel & Luxury Goods	1,549,075

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           13

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Tobacco — 0.1%
$320,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	$350,400
Trading Companies & Distributors — 0.6%
315,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	341,775
125,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	134,063
690,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	748,650
255,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	263,287
	Total Trading Companies & Distributors	1,487,775
Wireless Telecommunication Services — 1.9%
200,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	208,750
680,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	704,335
70,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	75,513
190,000	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	203,537
	Rural Cellular Corp.:
150,000	Secured Notes, 8.250% due 3/15/12	156,375
360,000	Senior Notes, 9.875% due 2/1/10	382,500
2,110,000	True Move Co., Ltd., 10.750% due 12/16/13 (b)	2,162,750
500,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	538,074
480,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation, Notes, 8.250% due 5/23/16 (b)	512,400
	Total Wireless Telecommunication Services	4,944,234
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $147,202,318)	149,958,449
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
987,700	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(e)(g) (Cost — $986,638)	0
CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
160,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36
	(Cost — $160,000)	179,400
SOVEREIGN BONDS — 42.4%
Argentina — 2.3%
	Republic of Argentina:
4,199,250	5.475% due 8/3/12 (c)	3,982,365
1,193,290	Discount Notes, 8.280% due 12/31/33 (d)	1,368,405
5,670,000	GDP Linked Securities, 0.624% due 12/15/35 (c)	753,260
	Total Argentina	6,104,030

See Notes to Financial Statements.

14            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Brazil — 11.8%
	Federative Republic of Brazil:
$8,760,000	7.125% due 1/20/37	$9,524,310
5,294,000	11.000% due 8/17/40 (d)	7,072,784
	Collective Action Securities:
2,185,000	8.750% due 2/4/25	2,758,562
10,655,000	Notes, 8.000% due 1/15/15 (d)	11,933,600
	Total Brazil	31,289,256
Colombia — 1.6%
	Republic of Colombia:
1,451,000	10.000% due 1/23/12 (d)	1,707,827
525,000	10.750% due 1/15/13	651,000
63,000	10.375% due 1/28/33	90,247
1,625,000	7.375% due 9/18/37	1,738,344
	Total Colombia	4,187,418
Ecuador — 0.5%
1,631,000	Republic of Ecuador, 10.000% due 8/15/30 (b)	1,394,505
El Salvador — 0.8%
	Republic of El Salvador:
1,555,000	7.750% due 1/24/23 (b)	1,792,138
330,000	8.250% due 4/10/32 (b)	400,950
	Total El Salvador	2,193,088
Indonesia — 0.2%
500,000	Republic of Indonesia, 8.500% due 10/12/35 (b)	613,100
Mexico — 5.4%
	United Mexican States:
800,000	11.375% due 9/15/16	1,146,000
	Medium-Term Notes:
7,890,000	5.625% due 1/15/17	7,925,505
3,518,000	6.750% due 9/27/34	3,842,536
1,476,000	Series A, 6.625% due 3/3/15 (d)	1,584,855
	Total Mexico	14,498,896
Panama — 1.0%
	Republic of Panama:
4,000	9.625% due 2/8/11	4,560
1,625,000	7.250% due 3/15/15	1,763,125
243,000	9.375% due 4/1/29	325,316
490,000	6.700% due 1/26/36	512,050
	Total Panama	2,605,051
Peru — 1.4%
	Republic of Peru:
1,200,000	Global Bonds, 7.350% due 7/21/25	1,351,500

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           15

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
Peru — 1.4% (continued)
	PDI:
$2,067,200	5.000% due 3/7/17 (c)	$2,062,032
354,920	5.000% due 3/7/17 (b)(c)	353,855
	Total Peru	3,767,387
Philippines — 0.6%
	Republic of the Philippines:
548,000	10.625% due 3/16/25 (d)	780,886
195,000	9.500% due 2/2/30	259,223
399,000	7.750% due 1/14/31	450,112
	Total Philippines	1,490,221
Russia — 5.8%
	Russian Federation:
1,455,000	11.000% due 7/24/18 (b)	2,104,294
540,000	12.750% due 6/24/28 (b)	981,450
10,818,540	5.000% due 3/31/30 (b)	12,265,519
	Total Russia	15,351,263
Turkey — 6.1%
	Republic of Turkey:
2,077,000	11.500% due 1/23/12	2,523,563
205,000	11.000% due 1/14/13	250,101
900,000	7.250% due 3/15/15	931,500
78,000	7.000% due 6/5/20	78,000
751,000	11.875% due 1/15/30 (d)	1,147,153
416,000	Bonds, 7.000% due 9/26/16	422,240
	Collective Action Securities, Notes:
463,000	9.500% due 1/15/14	537,659
9,650,000	7.375% due 2/5/25	9,855,062
381,000	Notes, 6.875% due 3/17/36	360,521
	Total Turkey	16,105,799
Uruguay — 0.6%
1,431,761	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	1,560,262
Venezuela — 4.3%
	Bolivarian Republic of Venezuela:
3,537,000	8.500% due 10/8/14 (d)	3,922,533
5,721,000	5.750% due 2/26/16 (d)	5,346,274
233,000	7.650% due 4/21/25	248,029
	Collective Action Securities:
1,129,000	9.375% due 1/13/34 (d)	1,467,700
391,000	Notes, 10.750% due 9/19/13	475,749
	Total Venezuela	11,460,285
	TOTAL SOVEREIGN BONDS
	(Cost — $106,505,173)	112,620,561

See Notes to Financial Statements.

16            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Shares	Security†	Value
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,349,235	Home Interiors & Gifts Inc. (e)(g)*	$13,492
10,194	Mattress Discounters Corp. (e)(g)*	0
	TOTAL CONSUMER DISCRETIONARY	13,492
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
688	Imperial Sugar Co.	21,239
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc. (e)(g)*	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
12,166	Axiohm Transaction Solutions Inc. (e)(g)*	0
	TOTAL COMMON STOCKS (Cost — $1,136,714)	34,731
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Media — 0.2%
56	ION Media Networks Inc., 14.250% (f)*	436,800
Textiles, Apparel & Luxury Goods — 0.0%
12	Anvil Holdings Inc., Class B, 13.000% (e)(g)*	63
	TOTAL CONSUMER DISCRETIONARY	436,863
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
6,800	Preferred Plus, Series FRD-1, 7.400%	125,120
300	Saturns, Series F 2003-5, 8.125%	5,937
4,091	TCR Holdings Corp., Class B Shares, 0.000% (e)(g)*	4
2,250	TCR Holdings Corp., Class C Shares, 0.000% (e)(g)*	2
5,932	TCR Holdings Corp., Class D Shares, 0.000% (e)(g)*	6
12,271	TCR Holdings Corp., Class E Shares, 0.000% (e)(g)*	13
	TOTAL FINANCIALS	131,082
INDUSTRIALS — 0.0%
Machinery — 0.0%
5	Glasstech Inc., 0.000% (e)(g)*	0
	TOTAL PREFERRED STOCKS
	(Cost — $524,693)	567,945

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           17

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Shares	Security†	Value
CONVERTIBLE PREFERRED STOCKS — 0.1%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
828	Chesapeake Energy Corp., 6.250% due 6/15/09 (Cost — $208,044)	$215,280
ESCROWED SHARES (a)(e)(g) — 0.0%
1,750,000	Breed Technologies Inc.*	0
625,000	Pillowtex Corp.*	0
397,208	Vlasic Foods International Inc.*	7,944
	TOTAL ESCROWED SHARES
	(Cost — $0)	7,944

Warrants
WARRANTS — 0.1%
9,125	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	330,781
1,837,246	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (e)(g)*	6
1,000	Mattress Discounters Co., Expires 7/15/07 (b)(e)(g)*	0
4,202	Pillowtex Corp., Expires 11/24/09 (e)(g)*	0
750	UbiquiTel Inc., Expires 4/15/10 (b)(e)(g)*	7
	TOTAL WARRANTS
	(Cost — $44,998)	330,794
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $256,768,578)	263,915,104

See Notes to Financial Statements.

18            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security†	Value
SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$1,775,000	Nomura Securities International Inc. repurchase agreement dated 2/28/07, 5.300% due 3/1/07; Proceeds at maturity — $1,775,261; (Fully collateralized by U.S. Government Agency Obligation, 4.875% due 11/18/11; Market value — $1,813,116) (Cost — $1,775,000)	1,775,000
	TOTAL INVESTMENTS — 100.0% (Cost — $258,543,578#)	$265,690,104

†	All securities are segregated pursuant to a revolving credit facility and for reverse repurchase agreements.
*	Non-income producing security.
(a)	Security is currently in default.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	Illiquid security.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	GDP	– Gross Domestic Product
	PDI	– Past Due Interest

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           19

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $258,543,578)	$265,690,104
Cash	3
Dividends and interest receivable	4,274,505
Receivable for securities sold	1,153,974
Prepaid expenses	1,813
Total Assets	271,120,399
LIABILITIES:
Loan payable	35,000,000
Payable for open reverse repurchase agreements	27,403,807
Payable for securities purchased	1,961,814
Interest payable	255,265
Investment management fee payable	165,683
Directors’ fees payable	5,434
Accrued expenses	87,798
Total Liabilities	64,879,801
Total Net Assets	$206,240,598
NET ASSETS:
Par value ($0.001 par value; 15,289,720 shares issued and outstanding; 100,000,000 shares authorized)	$15,290
Paid-in capital in excess of par value	205,937,505
Overdistributed net investment income	(1,395,582)
Accumulated net realized loss on investments	(5,463,141)
Net unrealized appreciation on investments	7,146,526
Total Net Assets	$206,240,598

Shares Outstanding	15,289,720
Net Asset Value	$13.49

See Notes to Financial Statements.

20            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$9,985,042
Dividends	15,217
Total Investment Income	10,000,259
EXPENSES:
Interest expense (Notes 3 and 4)	1,733,522
Investment management fee (Note 2)	1,053,354
Commitment fees (Note 4)	131,419
Shareholder reports	43,250
Directors’ fees	34,890
Audit and tax	32,572
Legal fees	20,929
Transfer agent fees	14,480
Stock exchange listing fees	11,297
Custody fees	5,662
Insurance	3,000
Miscellaneous expenses	6,241
Total Expenses	3,090,616
Net Investment Income	6,909,643
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	2,270,902
Change in Net Unrealized Appreciation/Depreciation From Investments	6,579,765
Increase From Payment by Affiliate (Note 2)	3,938
Net Gain on Investments	8,854,605
Increase in Net Assets From Operations	$15,764,248

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           21

Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited)
and the year ended August 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$6,909,643	$14,291,938
Net realized gain	2,270,902	10,165,422
Change in net unrealized appreciation/depreciation	6,579,765	(11,707,472)
Increase from payment by affiliate	3,938	—
Increase in Net Assets From Operations	15,764,248	12,749,888
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(7,247,327)	(14,723,997)
Decrease in Net Assets From Distributions to Shareholders	(7,247,327)	(14,723,997)
Increase (Decrease) in Net Assets	8,516,921	(1,974,109)
NET ASSETS:
Beginning of period	197,723,677	199,697,786
End of period*	$206,240,598	$197,723,677

*Includes overdistributed net investment income of:	$(1,395,582)	$(1,057,898)

See Notes to Financial Statements.

22            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Statement of Cash Flows (For the six months ended February 28, 2007) (unaudited)

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividends received	$10,116,102
Operating expenses paid	(1,404,583)
Net sales of short-term investments	5,476,000
Purchases of long-term investments	(94,730,016)
Proceeds from disposition of long-term investments	90,070,409
Interest paid	(2,350,409)
Net Cash Flows Provided By Operating Activities	7,177,503
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid	(8,455,215)
Cash paid on loan	(12,124,414)
Proceeds from reverse repurchase agreements	13,160,561
Net Cash Flows Used By Financing Activities	(7,419,068)
Net Decrease in Cash	(241,565)
Cash, Beginning of period	241,568
Cash, End of period	$3
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Increase in Net Assets From Operations	$15,764,248
Accretion of discount on investments	(476,621)
Amortization of premium on investments	252,488
Increase in investments, at value	(8,592,873)
Increase in payable for securities purchased	1,330,144
Decrease in interest receivable	339,976
Increase in receivable for securities sold	(775,483)
Decrease in prepaid expenses	14,297
Decrease in interest payable	(616,887)
Decrease in accrued expenses	(61,786)
Total Adjustments	(8,586,745)
Net Cash Flows Provided By Operating Activities	$7,177,503

See Notes to Financial Statements.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           23

Financial Highlights

For a share of common stock outstanding throughout each year ended August 31, unless otherwise noted:

	2007(1)	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.93	$13.06	$12.17	$11.55	$8.88	$10.77
Income (Loss) From Operations:
Net investment income	0.45	0.97	1.07	1.15	1.30	1.36
Net realized and unrealized gain (loss)	0.58 (2)	(0.14)	1.01	0.89	2.79	(1.83)
Total Income (Loss) From Operations	1.03	0.83	2.08	2.04	4.09	(0.47)
Less Distributions From:
Net investment income	(0.47)	(0.96)	(1.19)	(1.43)	(1.43)	(1.38)
Return of capital	—	—	—	—	—	(0.05)
Total Distributions	(0.47)	(0.96)	(1.19)	(1.43)	(1.43)	(1.43)
Increase in Net Asset Value Due to Shares Issued on Reinvestment of Distributions	—	—	—	0.01	0.01	0.01
Net Asset Value, End of Period	$13.49	$12.93	$13.06	$12.17	$11.55	$8.88
Market Price, End of Period	$12.70	$11.77	$12.78	$14.03	$13.11	$10.43
Total Return, Based on NAV(3)	8.13%	6.70%	17.88%	18.63%	49.79%	(4.85)%
Total Return, Based on Market Price(4)	12.09%	0.08%	(0.39)%	18.86%	42.71%	(0.25)%
Net Assets, End of Period (000s)	$206,241	$197,724	$199,698	$184,936	$174,351	$132,851
Ratios to Average Net Assets:
Gross expenses	3.08(5)%	3.27%	2.68%	2.11%	2.37%	3.24%
Gross expenses, excluding interest expense	1.35 (5)	1.23	1.26	1.27	1.36	1.43
Net expenses	3.08 (5)	3.27 (6)	2.68	2.11	2.37	3.24
Net expenses, excluding interest expense	1.35 (5)	1.23 (6)	1.26	1.27	1.36	1.43
Net investment income	6.89 (5)	7.25	8.43	9.64	12.76	13.80
Portfolio Turnover Rate	36%	71%	49%	69%	91%	129%
Supplemental Data:
Loans Outstanding, End of Period (000s)	$35,000	$47,124	$59,124	$59,124	$59,124	$59,124
Weighted Average Loan (000s)	$40,359	$56,461	$59,124	$59,124	$59,124	$72,423
Weighted Average Interest Rate on Loans	5.65%	5.90%	3.79%	2.41%	2.65%	3.71%

(1)              For the six months ended February 28, 2007 (unaudited).

(2)              The investment manager reimbursed the Fund for losses incurred resulting from an investment transaction error. The impact of this reimbursement to net realized and unrealized gain was less than $0.01 per share.

(3)              Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)              The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)              Annualized.

(6)              Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) (formerly known as Salomon Brothers Global Partners Income Fund Inc.) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield U.S. and non-U.S., corporate debt securities and high yield foreign sovereign debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           25

Notes to Financial Statements (unaudited) (continued)

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Cash Flow Information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

26            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2.  Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee calculated at an annual rate of 1.05% of the Fund’s average weekly net assets. This fee is calculated daily and paid monthly.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio man agement of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

For the six months ended February 28, 2007, LMPFA reimbursed the Fund in the amount of $3,938 for losses incurred resulting from an investment transaction error.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.  Investments

During the six months ended February 28, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$96,060,160
Sales	91,283,192

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,400,270
Gross unrealized depreciation	(6,253,744)
Net unrealized appreciation	$7,146,526

Transactions in reverse repurchase agreements for the Fund during the six months ended February 28, 2007 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$23,201,652	4.74%	$30,635,499

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           27

Notes to Financial Statements (unaudited) (continued)

Interest rates on reverse repurchase agreements ranged from 0.00% to 5.35% during the six months ended February 28, 2007. Interest expense incurred on reverse repurchase agreements totaled $553,010.

At February 28, 2007, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$1,535,760	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/20/06 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by $1,620,000 Russian Agricultural Bank, Notes, 7.175% due 5/16/13; Market value (including accrued interest) — $1,732,690	$1,535,760

989,000	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/20/06 bearing 5.300% to be repurchased at an amount and date to be determined, collateralized by: $1,000,000 United Mexican States, Medium-Term Notes, Series A, 6.625% due 3/3/15; Market value (including accrued interest) — $1,106,509	989,000

3,603,600	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/9/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $3,500,000 Bolivarian Republic of Venezuela, 8.500% due 10/8/14; Market value (including accrued interest) — $3,999,192	3,603,600

9,930,000	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/31/07 bearing 5.300% to be repurchased at an amount and date to be determined, collateralized by: $10,000,000 Federative Republic of Brazil, Collective Action Securities, 8.000% due 1/15/15; Market value (including accrued interest) — $11,299,448	9,930,000

1,931,304	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/31/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $2,321,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) — $2,170,081	1,931,304

1,525,291	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/2/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $1,451,000 Republic of Colombia, 10.000% due 1/23/12; Market value (including accrued interest) — $1,722,658	1,525,291

2,522,705	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/5/07 bearing 5.250% to be repurchased at, $2,535,949 on 3/13/07, collateralized by: $2,044,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) — $2,738,244	2,522,705

724,730	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/13/07 bearing 5.250 to be repurchased at $728,429 on 3/20/07, collateralized by: $548,000 Republic of the Philippines, 10.625% due 3/16/25; Market value (including accrued interest) — $807,586	724,730

28            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Face Amount	Security	Value
$1,318,672	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/13/07 bearing 0.750% to be repurchased at $1,319,798 on 3/26/07, collateralized by: $1,129,000 Bolivarian Republic of Venezuela, Collective Action Securities, 9.375% due 1/13/34; Market value (including accrued interest) — $1,481,442	$1,318,672

1,242,570	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/22/07 bearing 0.000% to be repurchased at an amount and date to be determined, collateralized by: $1,050,000 (original face) Republic of Argentina, 8.280% due 12/31/33; Market value (including accrued interest) — $1,385,625	1,242,570

1,205,600	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/22/07 bearing 5.250% to be repurchased at $1,215,446 on 4/19/07, collateralized by: $1,000,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) — $1,339,650	1,205,600

874,575	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/17/06 bearing 1.450% to be repurchased at an amount and date to be determined, collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) — $886,801	874,575
	Total Reverse Repurchase Agreements (Proceeds — $27,403,807)	$27,403,807

4.  Loan

At February 28, 2007, the Fund had a $35,000,000 credit line available pursuant to an amended and restated revolving credit and security agreement, dated as of November 20, 2006, among the Fund, Panterra Funding LLC, and Citibank N.A. (“Citibank”) as secondary lender, for which Citibank also acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total credit line available, whether used or unused. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the six months ended February 28, 2007, the Fund incurred interest expense on this loan in the amount of $1,180,512. At February 28, 2007, the Fund had $35,000,000 of borrowings outstanding under this credit agreement.

During the six months ended February 28, 2007, the total credit line available to the Fund was reduced from $81,000,000 to $35,000,000. In addition, during the six months ended February 28, 2007, the borrowings outstanding was reduced from $47,124,414 to $35,000,000.

On March 1, 2007, the Fund’s Board of Directors declared three dividends, each in the amount of $0.079 per share, payable on March 30, April 27 and May 25, 2007 to shareholders of record on March 23, April 20 and May 18, 2007, respectively.

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           29

Notes to Financial Statements (unaudited) (continued)

5.  Capital Loss Carryforward

On August 31, 2006, the Fund had a net capital loss carryforward of approximately $7,042,526 all of which expires on August 31, 2010. This amount will be available to offset like amounts of any future taxable gains.

6.  Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

30            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.  Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

8.  Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48

Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report           31

Notes to Financial Statements (unaudited) (continued)

prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Additional Shareholder Information (unaudited)

Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of the Fund was held on December 7, 2006, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of Directors

Nominees	Votes For	Votes Withheld
R. Jay Gerken	12,967,475	337,801
William R. Hutchinson	12,967,808	337,467
Jeswald W. Salacuse	12,962,965	342,310

At February 28, 2007, in addition to R. Jay Gerken, William R. Hutchinson, and Jeswald W. Salacuse, the other Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

Leslie H. Gelb

Dr. Riordan Roett

32            Western Asset Global Partners Income Fund Inc. 2007 Semi-Annual Report

Form of Terms and Conditions of Amended and Restated Dividend Reinvestment and Cash Purchase Plan (unaudited)

1. Each shareholder initially purchasing shares of common stock (“Shares”) of Western Asset Global Partners Income Fund Inc. (“Fund”), formerly known as Salomon Brothers Global Partners Income Fund Inc., on or after September 6, 1996 will be deemed to have elected to be a participant in the Amended and Restated Dividend Reinvestment and Cash Purchase Plan (“Plan”), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all distributions in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund’s dividend-paying agent (“Agent”). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of “street name” and register such Shares in the shareholder’s name in order to participate, otherwise distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a “Participant.” The Agent will act as agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

2. Unless the Fund declares a distribution payable only in the form of cash, the Agent will apply all distributions in the manner set forth below.

3. If, on the determination date, the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a “market premium”), the Agent will receive the distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a “market discount”), the Agent will purchase Shares in the open-market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a “Trading Day”) preceding the payment date for the distribution. For purposes herein, “market price” will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

4. Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the “ex-dividend” date next succeeding the distribution payment date.

5. If (i) the Agent has not invested the full distribution amount in open-market purchases by the date specified in paragraph 4 above as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open-market purchases and will receive the uninvested portion of the distribution amount in newly issued Shares (x) in the case of

Western Asset Global Partners Income Fund Inc. 2007                33

Form of Terms and Conditions of Amended and Restated Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

(i) above, at the close of business on the date the Agent is required to terminate making open-market purchases as specified in paragraph 4 above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the distribution.

6. In the event that all or part of a distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per Share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per Share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the distribution payment date, except that with respect to Shares issued pursuant to paragraph 5 above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

7. Participants have the option of making additional cash payments to the Agent, monthly, in a minimum amount of $250, for investment in Shares. The Agent will use all such funds received from Participants to purchase Shares in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Agent, Participants should send in voluntary cash payments to be received by the Agent approximately 10 days before an applicable purchase date specified above. A Participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Agent not less than 48 hours before such payment is to be invested.

8. Purchases by the Agent pursuant to paragraphs 4 and 7 above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant’s account. The Agent may commingle amounts of all Participants to be used for open-market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

9. The Agent will maintain all Participants’ accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant’s name or that of its nominee, and

34            Western Asset Global Partners Income Fund Inc. 2007

Form of Terms and Conditions of Amended and Restated Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

each Participant’s proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

10. The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund’s Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

11. Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

12. The Agent’s service fee for handling distributions will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open-market purchases.

13. Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than 10 days prior to any distribution record date; otherwise such termination will be effective on the first Trading Day after the payment date for such distribution with respect to any subsequent distribution. The Plan may be amended or terminated by the Fund as applied to any voluntary cash payments made and any distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the distribution. The Plan may be amended or terminated by the Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge.

14. Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms

Western Asset Global Partners Income Fund Inc. 2007                35

Form of Terms and Conditions of Amended and Restated Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for each Participant’s account, all distributions payable on Shares of the Fund held in each Participant’s name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

15. In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners (“Nominee Holders”), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who are to participate in the Plan.

16. The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

17. All correspondence concerning the Plan should be directed to the Agent at 59 Maiden Lane, New York, New York 10038.

36            Western Asset Global Partners Income Fund Inc. 2007

Western Asset Global
Partners Income Fund Inc.

DIRECTORS

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

R. Jay Gerken, CFA
  Chairman

William R. Hutchinson

Dr. Riordan Roett

Jeswald W. Salacuse

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Frances M. Guggino
Chief Financial Officer
and Treasurer

Ted P. Becker
Chief Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

WESTERN ASSET
GLOBAL PARTNERS
INCOME FUND INC.

125 Broad Street
10th Floor, MF-2
New York, New York 10004

INVESTMENT MANAGER

Legg Mason Partners
  Fund Advisor, LLC

SUBADVISER

Western Asset Management
  Company

CUSTODIAN

State Street Bank and
  Trust Company

225 Franklin Street

Boston, Massachusetts 02110

DIVIDEND
DISBURSING AND
TRANSFER AGENT

American Stock Transfer &
  Trust Company

59 Maiden Lane

New York, New York 10038

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL

Simpson Thacher &
  Bartlett LLP

425 Lexington Avenue

New York, New York 10017

NEW YORK STOCK
EXCHANGE SYMBOL

GDF

This report is transmitted to the shareholders of Western Asset Global Partners Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

American Stock Transfer
& Trust Company
59 Maiden Lane
New York, New York 10038

WAS04030 2/07               SR07-300

Western Asset Global Partners
Income Fund Inc.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information an how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.                  CODE OF ETHICS.

Not Applicable.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                  SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.                EXHIBITS.

(a) (1)      Not applicable.

Exhibit 99.CODE ETH

(a) (2)      Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global Partners Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Western Asset Global Partners Income Fund Inc.

Date:	May 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer
Western Asset Global Partners Income Fund Inc.

Date:	May 7, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer
Western Asset Global Partners Income Fund Inc.

Date:	May 7, 2007